LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 672	R$ 1,084
Expenses relating to low-value assets	18	424
Total	R$ 690	R$ 1,508